As filed with the Securities and Exchange Commission on September 29, 2006

File Nos. 811-02733
333-133512

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO.  2

AND
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
AMENDMENT NO. 21

The Salomon Brothers Fund Inc
(Exact name of registrant as specified in charter)
125 Broad Street, New York, New York 10004
(Address of principal executive offices)
Registrant's Telephone Number, Including Area Code: (800) 725-6666

     Robert I. Frenkel, Esq.
300 First Stamford Place
Stamford, Connecticut 06902
(Name and address of agent for service)

Copy to:
Sarah E. Cogan, Esq.
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017-3909

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 6, 2006 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The prospectus and statement of additional information for the Class O Shares of the Registrant are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A on August 1, 2006.

                           PART C. OTHER INFORMATION

ITEM 23.  Exhibit Index

Exhibit

Number    Description
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a         Articles of Amendment and Restatement of Registrant*

b         Form of By-Laws of Registrant, as amended.*

c         None.

d(1)      Management Agreement between Registrant and Salomon Brothers Asset
          Management Inc, dated December 1, 2005.*

d(2)      Management Agreement between Registrant and Legg Mason Partners
          Fund Advisor, LLC dated August 1, 2006.**

d(3)      Subadvisory Agreement between LMPFA and CAM NA dated August 1, 2006.**

e         (1)Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc.*
          (2 Form of Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.*

f         None.

g         Custodian Services Agreement with State Street Bank & Trust Company.*

h         (1) Transfer Agency and Services Agreement with PFPC Inc.*
          (2) License Agreement between Registrant and Citigroup Inc., dated December 1, 2005.*

i         Opinion and consent of Counsel.**

j         Consent of independent registered public accounting firm.**

k         None.

l         None.

m         None.

n         None.

p         (1) Code of Ethics of Citigroup Asset Management--North America and Certain
          Registered Investment Companies.*

          (2) Code of Ethics of Legg Mason Investor Services, LLC.*

q         Power of attorney (filed as Exhibit (q) to the Registration Statement on
          Form N-1A on April 25, 2006 and incorporated herein by reference).

*Filed as Exhibits Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on
June 23, 2006.
**To be filed by amendment.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant
None.

ITEM 25.  Indemnification

Reference is made to Article XII of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. ("CGMI") (the "CGMI
Distribution Agreement"), paragraph 7 of the Amendment to the CGMI Distribution
Agreement and paragraph 10 of the Distribution Agreement between Registrant and
Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the

successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Mutual Fund Professional Liability Insurance Policy
which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the
Registrant.

ITEM 26.   Business and Other Connections of the Investment Adviser
Investment Adviser and Subadviser - Legg Mason Partners Fund Advisor, LLC
and CAM North America, LLC

The list required by this Item 26 of officers and directors of Legg Mason
Partners Fund Advisor, LLC ("LMPFA") and CAM North America, LLC ("CAM NA"),
together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of
Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-66785) and to Schedules
A and D of Form ADV filed by CAM NA pursuant to the Advisers Act
(SEC File No. 801-64710).

ITEM 27.  Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon
Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds
Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series,
Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment
Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund
Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund,
Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc.,
Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal
High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix
Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors
Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional
Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable
Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008
Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon
Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund
Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers
Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income
Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers
Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc.,
Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global
Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc.,
Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund,
Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive
Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason
Partners Arizona Municipals Fund, Inc., Legg Mason Partners California
Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners
Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason
Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc.,
Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond
Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason
Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg
Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc.,
Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector
Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners
World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC ("LMIS"), a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II,
CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds
Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason
Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg
Mason Partners Investment Series, Consulting Group Capital Markets Funds, High
Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners
Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate
Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals
Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate
Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc.,
Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon
Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc.,
Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund
Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers
High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon
Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets
Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc.,
Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets
Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers
Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund
Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers
Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc.,
Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund,
Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners
Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc.,
Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund,
Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith
Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment
Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners
Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund,
Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith
Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey
Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason
Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers
Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street
Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg
Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason
Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special
Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free
Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc. LMIS is the
placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves
Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and
Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form
BD filed by Citigroup Global Markets pursuant to the Securities Exchange Act of
1934 (SEC File No. 8-8177).

The table below sets forth the information required by Item 27(b) with respect to each officer, director and partner of LMIS.

                                    Position and Offices with     Positions and Offices
Name and Principal Business Address*       Underwriter               with Fund
----------------------------------------------------------------------------------

Timothy C. Scheve                   Managing Director                None

Mark R. Fetting                     Managing Director                None

D. Stuart Bowers                    Vice President                   None

W. Talbot Daley                     Vice President                   None

Thomas J. Hirschmann                Vice President                   None
                                    General Counsel and Chief

--------------------------------------------------------------------------------

                                       Position and Offices with    Positions and Offices
Name and Principal Business Address*          Underwriter                 with Fund
-----------------------------------------------------------------------------------------

Joseph M. Furey                     Compliance Officer                      None

Ronald Holinsky                     Counsel                                 None

Robert E. Patterson                 Counsel                                 None

Theresa M. Silberzahn               Chief Financial Officer                 None

Elisabeth F. Craig                  AML Compliance Officer and
                                    Director of Continuing Education        None

* All addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

ITEM 28.  Location of Accounts and Records
The Salomon Brothers Fund Inc
125 Broad Street
New York, NY 10004

Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022
and
300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets, Inc.
(formerly Salomon Smith Barney Inc.)
388 Greenwich Street
New York, New York 10013

PFPC Inc.
P.O. Box 9699
Providence, RI 02940-9699

ITEM 29.  Management Services

Not applicable.

ITEM 30.  Undertakings

Not applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on the
29th day of September 2006.

                                               The Salomon Brothers Fund Inc
                                               (Registrant)
                                               By: /s/ R. JAY GERKEN
                                                ------------------------
                                               R. JAY GERKEN
                                               Chairman, President and
                                               Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                         Title                             Date
------------------------------------------------------------------------------------

    /s/ R. Jay Gerken         Chairman, President, Chief Executive     September 29, 2006
--------------------------    Officer and Director

      R. Jay Gerken

  /s/ Frances M. Guggino      Treasurer and Chief Financial Officer    September 29, 2006
--------------------------

    Frances M. Guggino

  /s/ Andrew L. Breech*       Director                                 September 29, 2006
--------------------------

     Andrew L. Breech

   /s/ Carol L. Colman*       Director                                 September 29, 2006
--------------------------

     Carol L. Colman

   /s/ William R. Dill*       Director                                 September 29, 2006
--------------------------

     William R. Dill

/s/ William R. Hutchinson*    Director                                 September 29, 2006
--------------------------

  William R. Hutchinson

 /s/ Thomas F. Schlafly*      Director                                 September 29, 2006
--------------------------

    Thomas F. Schlafly

*By:/s/ Frances M. Guggino
    ----------------------

     As Attorney-in-Fact

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